SEGMENT INFORMATION - Impact of adoption of IFRS 16 (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Adjusted EBITDA	$ 994	$ 857	$ 2,292	$ 1,711
Russia
Disclosure of operating segments [line items]
Adjusted EBITDA	498	441	966	884
Pakistan
Disclosure of operating segments [line items]
Adjusted EBITDA	186	174	369	349
Algeria
Disclosure of operating segments [line items]
Adjusted EBITDA	83	87	172	178
Bangladesh
Disclosure of operating segments [line items]
Adjusted EBITDA	54	44	114	91
Ukraine
Disclosure of operating segments [line items]
Adjusted EBITDA	138	95	256	184
Uzbekistan
Disclosure of operating segments [line items]
Adjusted EBITDA	35	34	67	68
HQ
Disclosure of operating segments [line items]
Adjusted EBITDA	(60)	(54)	236	(134)
Other
Disclosure of operating segments [line items]
Adjusted EBITDA	60	$ 36	112	$ 91
Adjusted EBITDA pre-IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	865		2,037
Adjusted EBITDA pre-IFRS 16 | Russia
Disclosure of operating segments [line items]
Adjusted EBITDA	413		799
Adjusted EBITDA pre-IFRS 16 | Pakistan
Disclosure of operating segments [line items]
Adjusted EBITDA	175		345
Adjusted EBITDA pre-IFRS 16 | Algeria
Disclosure of operating segments [line items]
Adjusted EBITDA	74		155
Adjusted EBITDA pre-IFRS 16 | Bangladesh
Disclosure of operating segments [line items]
Adjusted EBITDA	44		94
Adjusted EBITDA pre-IFRS 16 | Ukraine
Disclosure of operating segments [line items]
Adjusted EBITDA	132		245
Adjusted EBITDA pre-IFRS 16 | Uzbekistan
Disclosure of operating segments [line items]
Adjusted EBITDA	33		64
Adjusted EBITDA pre-IFRS 16 | HQ
Disclosure of operating segments [line items]
Adjusted EBITDA	(65)		231
Adjusted EBITDA pre-IFRS 16 | Other
Disclosure of operating segments [line items]
Adjusted EBITDA	59		104
Impact of IFRS 16 | IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	129		255
Impact of IFRS 16 | Russia | IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	85		167
Impact of IFRS 16 | Pakistan | IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	11		24
Impact of IFRS 16 | Algeria | IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	9		17
Impact of IFRS 16 | Bangladesh | IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	10		20
Impact of IFRS 16 | Ukraine | IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	6		11
Impact of IFRS 16 | Uzbekistan | IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	2		3
Impact of IFRS 16 | HQ | IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	5		5
Impact of IFRS 16 | Other | IFRS 16
Disclosure of operating segments [line items]
Adjusted EBITDA	$ 1		$ 8